Share-Based Compensation - Schedule of Allocation of Total Share Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 213,611	$ 0
General And Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 213,611	$ 0